Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 50,722	$ 118,515	$ 78,632
Other comprehensive income, net of tax:
Change in net unrealized gains (loss) on available-for-sale marketable securities	1,181	(558)	740
Deferred tax income (expenses)	(1,097)	632	(611)
Total other comprehensive income	84	74	129
Total comprehensive income	$ 50,806	$ 118,589	$ 78,761